Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Clough Funds Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Clough Global Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION CLOUGH GLOBAL LONG/SHORT FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 237% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	237.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver and/or expense reimbursements shown in the Annual Fund Operating Expenses table are only reflected for the length of the expense commitment in each time period shown below.

		Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective primarily by taking long positions and short positions in equity securities in both U.S. and non-U.S. markets. The Fund invests primarily in a broad selection of global equity securities, including preferred stocks. Depending on the Adviser’s outlook, the Fund may, at times, be more heavily invested in equity securities in U.S. markets or in equity securities in other markets around the world. Under normal circumstances, the Fund expects to invest in securities of issuers located in at least three countries (in addition to the United States). Unless market conditions are deemed unfavorable, the Fund expects that the market value of the Fund’s long and short positions in securities of issuers organized or located outside the United States, issuers doing a substantial amount of business outside the United States (greater than 50% of revenues derived from outside of the United States), and, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics, will represent at least 40% of the Fund’s net assets. Investments in non-U.S. markets will be made primarily through securities such as common shares, depositary receipts and registered investment companies (including exchange-traded funds (“ETFs”)). The Fund may also use derivatives, such as swaps and participation notes, in order to gain access to foreign markets. In addition to the Fund’s primary investment strategy, the Adviser may employ currency strategies across foreign markets, including developing/emerging markets (countries that are included in the MSCI Emerging Markets Index), using derivatives, such as forward foreign currency contracts, futures, and swaps, to seek to hedge against foreign exchange risk. The Fund will use a variety of investment techniques designed to capitalize on declines in the market prices of equity securities or declines in market indices based on the Adviser’s investment outlook, including by taking long and short positions. Short positions will generally not exceed 50% of the Fund’s net assets. The Fund’s net exposure (measured as the market value of long positions minus the market value of short positions) is expected to range between 20%-80% of the Fund’s net assets. A higher net exposure generally reflects the Adviser’s belief there are relatively better investment opportunities in securities that it expects to appreciate in value than in securities it expects to decline in value (and may also indicate that the Adviser has a relatively positive view of equity markets), while a lower net exposure generally reflects the reverse, although in each case other factors could also cause the Adviser to choose to increase or decrease the Fund’s net exposure.

The Fund generally seeks to limit volatility in returns to below that of broad global equity indices such as the S&P 500, as measured by the standard deviation (the average deviation of a return series from its mean). The Adviser may employ hedging (including through investments in ETFs) and other techniques (for example, by utilizing short positions and currency hedging exposure and by managing cash balances) in an effort to limit the Fund’s exposure to declines in markets, regions, industries and/or individual securities. The Fund may invest in issuers of any capitalization and size. Generally, securities will be purchased or sold by the Fund on securities exchanges and in the over-the-counter (OTC) market. However, the Fund may hold securities that are illiquid or that are only infrequently traded. More information regarding illiquid securities is included in the prospectus in the section entitled “More on the Fund’s Investments and Related Risks – Illiquid Investments” and in the SAI in the section entitled “Other Practices – Illiquid Securities.”

The Adviser may, from time to time, invest the Fund’s cash balances in any investments it deems appropriate, including, without limitation and as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts.

Investment Selection

The Fund seeks to achieve its investment objective by applying a fundamental research-driven investment process. The Adviser believes that attractive investment returns can be achieved when key, proprietary insights into industry or economic trends are discovered, and their significance understood, before they become obvious to other investors. Within this context, the investment process will focus on investing in a number of major global investment themes identified by the Adviser. Once attractive themes are identified, the Adviser generally utilizes a “bottom-up” research process to identify companies it believes are best positioned to benefit from those specific themes, as well as companies that the Adviser believes may be vulnerable in light of these themes. Individual positions will be selected based upon a host of qualitative and quantitative factors, including, but not limited to, such factors as a company’s competitive position, quality of company management, quality and visibility of earnings and cash flow, balance sheet strength and relative valuation. Issuers with strengths in these areas (or in such other areas that the Adviser determines are relevant) may be attractive opportunities for long investments. Conversely, issuers facing profit headwinds, balance sheet weaknesses, competitive pressures or adverse regulatory changes, among other challenges, may present attractive opportunities as short positions when the Adviser believes their value is likely to decline over some period of time.

		Under the Fund’s theme-oriented investment approach, investment positions may be focused in only a relatively small number of sectors. The Fund will seek to broadly invest its assets within its investment themes, as appropriate, to lower volatility. Individual equity positions on both the long and short side of the portfolio will typically be below 5% of total assets at the time of investment. (Investments in ETFs may exceed 5% of total assets at the time of investment.)
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Currency Strategies Risk. The success of the Fund’s currency strategies depends, in part, on the effectiveness and implementation of the Adviser’s analysis and methodology. There can be no assurance that the Adviser’s analysis and methodology will be successful, as this will ultimately depend on many different factors. If these strategies prove unsuccessful, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies. As part of its currency strategies, the Fund will have substantial exposure to the risks of non-U.S. currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the United States or abroad. As a result, the Fund’s exposure to foreign currencies could cause lower returns or even losses to the Fund. Although the Adviser seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Depositary Receipts Risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives Risk. The Fund’s use of derivatives (which may include forward foreign currency contracts, futures, participation notes, and swaps) may reduce the Fund’s returns and/or increase the volatility of the Fund’s net asset value. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including liquidity risk, interest rate risk, counterparty risk, market risk, credit risk and management risk.

Developing/Emerging Markets Risk. Developing/emerging markets (countries that are included in the MSCI Emerging Markets Index) have been more volatile than the markets of developed countries with more mature economies. To the extent that the Fund invests in issuers located in developing/emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments.

Equity Security and Stock Market Risk. The Fund is affected by how the stock market performs. Equity securities fluctuate in price based on changes in the issuer’s financial condition, as well as market and economic conditions. When stock prices fall, you should expect the value of your investment to fall. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Focus Risk. To the extent that the Fund focuses its investments in particular asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those asset classes or sectors will have a significant impact on the Fund’s performance.

Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing its full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities. To the extent the Fund invests in securities of emerging market issuers, foreign investment risks are greater in emerging markets than in more developed markets. Investments in emerging markets are often considered speculative.

Hedging Risk. Because the Fund may invest in derivative instruments and ETFs to hedge against foreign currency and/or equity market exposure, the Fund faces the risk that its hedging strategies may not perform as intended. In addition, while the hedging strategies may offset losses, they also may offset gains and typically involve expenses.

Investment Companies Risk. Because the Fund may invest in investment companies, such as ETFs and closed- and open-end mutual funds, the Fund’s performance will be directly related to the performance of the investment companies. To the extent that a given investment company underperforms its benchmark or its fund peer group, it may contribute to the underperformance by the Fund. In addition, the Fund indirectly pays a portion of the expenses incurred by the investment companies, which lowers the Fund’s performance. To the extent that the Fund’s allocations favor investment companies with higher expenses, the overall cost of investing paid by the Fund will be higher. Also, because shares of ETFs and closed-end funds trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Investment Themes Risk. The Fund’s investment program depends on the Adviser’s identification and development of global or regional investment themes, and the Fund’s performance may suffer if such themes, which can be inherently challenging to identify, are not well identified, or do not unfold as anticipated. Failure to correctly identify or develop the themes that will guide the Fund’s portfolio investments, or the failure of a theme to unfold in the way the Adviser anticipates, may result from many causes, including the following: governments or others may decide to oppose or delay certain economic, social or political developments that are the basis of investment themes; demographic or economic data necessary to understand correctly the way in which certain themes may unfold in some countries may be incorrect or incomplete; development of themes and their longevity may require attention to subtle cultural factors not always apparent to outside observers; or social and political changes or natural disasters in some parts of the world may alter the underlying conditions or affect the availability of natural resources necessary to an emerging theme.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of portfolio securities. A high portfolio turnover rate (such as 100% or more) may result in greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. A high portfolio turnover rate may also result in an increase in taxable capital gains distributions to the Fund’s shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stocks do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities and are subordinated in right of payments to debt obligations. A preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer of the stock, as well as market and economic conditions.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection Risk. The securities in the Fund’s portfolio may decline in value. The Adviser’s analysis and portfolio management practices may not achieve the desired results.

Short Sale Risk. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

		Small- to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for the period prior to September 30, 2015 is that of an unregistered investment fund (the “Predecessor Fund”) that was managed by the Adviser since its inception and was reorganized into the Fund on September 30, 2015, the date the Fund commenced investment operations. The Predecessor Fund was not a registered mutual fund and therefore was not subject to the same investment and tax restrictions as the Fund. Performance information reflects all fees and expenses incurred by the Predecessor Fund, and, except as noted below, has not been adjusted to reflect Fund expenses. If it had been so adjusted, the Predecessor Fund’s performance would have been higher for that period. Performance information for Investor Class and Class C has been adjusted to reflect Rule 12b-1 fees and shareholder servicing fees, as applicable.

		Prior to December 1, 2017, Investor Class shares were designated as “Class A” shares, and carried a maximum initial sales charge of 5.50%. In addition, certain purchases of Class A shares made before December 1, 2017 were subject to a contingent deferred sales charge (“CDSC”) if such shares were redeemed within one year, with certain exceptions. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If such sales charges were included, the returns would be lower. The table compares the Fund’s average annual return for the stated period to two broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.cloughglobal.com or by calling 855.425.6844.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855.425.6844
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cloughglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31) Investor Class Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If such sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	QE 3/31/17	5.77%
Worst Quarter:	QE 3/31/16	-8.36%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Investor Class shares of the Fund and do not reflect the maximum initial sales charge of 5.5% imposed on such shares (then known as “Class A” shares) purchased prior to December 1, 2017 or any redemptions of Class A shares purchased before December 1, 2017 that were subject to a CDSC. After-tax returns for Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.
Clough Global Long/Short Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.36%	[1]
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.74%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.00%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.51%	[1]
1 Year	rr_ExpenseExampleYear01	$ 254
3 Years	rr_ExpenseExampleYear03	1,082
5 Years	rr_ExpenseExampleYear05	1,926
10 Years	rr_ExpenseExampleYear10	4,110
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,082
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,926
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,110
2015	rr_AnnualReturn2015	(0.61%)
2016	rr_AnnualReturn2016	(6.87%)
2017	rr_AnnualReturn2017	19.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.36%)
1 Year	rr_AverageAnnualReturnYear01	19.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Clough Global Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.36%
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.16%
1 Year	rr_ExpenseExampleYear01	$ 419
3 Years	rr_ExpenseExampleYear03	1,244
5 Years	rr_ExpenseExampleYear05	2,177
10 Years	rr_ExpenseExampleYear10	4,549
1 Year	rr_ExpenseExampleNoRedemptionYear01	319
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,244
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,177
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,549
1 Year	rr_AverageAnnualReturnYear01	17.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Clough Global Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.36%
Shareholder Services Fees	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.16%
1 Year	rr_ExpenseExampleYear01	$ 219
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,666
10 Years	rr_ExpenseExampleYear10	3,606
1 Year	rr_ExpenseExampleNoRedemptionYear01	219
3 Years	rr_ExpenseExampleNoRedemptionYear03	931
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,666
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,606
1 Year	rr_AverageAnnualReturnYear01	20.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Clough Global Long/Short Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Clough Global Long/Short Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Clough Global Long/Short Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	11.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Clough Global Long/Short Fund | HFRI Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.16%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[5]

[1]	Effective December 1, 2017, Class A shares were renamed Investor Class shares.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Clough Capital Partners L.P. (the “Adviser”) has agreed contractually to limit the operating expenses of each class of the Fund (excluding Rule 12b-1 Distribution and Service Fees, Shareholder Services Fees, acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, and litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.60% through February 28, 2020. The Adviser is permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the waiver arrangement described above to the extent that such recovery does not cause total annual operating expenses to exceed the expense limitation in effect (i) at the time the fees and/ or expenses to be recovered were waived and/or reimbursed and (ii) at the time of such recovery. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Trustees.
[4]	On Class C shares redeemed within 12 months of purchase.
[5]	The HFRI family of indices reserves the right to revise historical performance data for a period of up to four months following the as of date. The performance shown was calculated using current, available data at the time of filing, but is subject to change outside of the control of the Fund and its affiliates.